Shareholder Report, Average Annual Return (Details) 193885_Innovator Growth Accelerated Plus ETF - July_TF_TSR Annual {TF}	12 Months Ended	52 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Growth Accelerated Plus ETF® - July
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Growth Accelerated Plus ETF - July NAV
Average Annual Return, Percent	25.75%	10.14%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	30.95%	15.08%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Average Annual Return, Percent	30.00%	14.17%